FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway,

San Mateo, CA 94403-1906

May 13, 2016

Filed Via EDGAR (CIK # 0000837274)

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:      Franklin Templeton Variable Insurance Products Trust (the “Registrant”)

File Nos. 033-23493 and 811-05583

Ladies/Gentlemen:

Submitted herewith under the EDGAR system is Post-Effective Amendment No. 94/95 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”).

The Amendment is being filed to reflect changes to certain investment strategies of the Franklin VolSmart Allocation VIP Fund (the “Fund”).  As noted on the facing page, the Amendment relates only to the Fund and does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statement of additional information of the Registrant’s other series of shares.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain information contained in the prospectuses relating to the Fund.  Please direct any comments or questions regarding this filing to Amy Fitzsimmons at (215) 564-8711 or to Kevin Kirchoff at (650) 525-8050.

Sincerely yours,

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

/s/KAREN L. SKIDMORE

Karen L. Skidmore

Vice President and Secretary